UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number          811-23568

Gabelli ETFs Trust

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: December 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Gabelli Growth Innovators ETF

Annual Report — December 31, 2021
(Y)our Portfolio Management Team

Howard F. Ward, CFA	Christopher D. Ward, CFA
Portfolio Manager	Portfolio Manager
BA, Northwestern University	BA, Boston College

To Our Shareholders,

For the period ended December 31, 2021, the net asset value (NAV) total return of Gabelli Growth Innovators (the Fund) was 5.8% compared with a total return of 11.6% for the Nasdaq Composite Index. The total return based on the Fund’s Market Price was 5.9%. The Fund’s NAV per share was $26.46, while the price of the publicly traded shares closed at $26.47 on the New York Stock Exchange (NYSE) Arca. See page 4 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, for the Fund’s annual report as of December 31, 2021.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.gabelli.com/funds/etfs, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Investment Objective and Strategy (Unaudited)

The Fund’s primary investment objective is to provide capital appreciation.

The Fund will primarily invest in common stocks of companies that are relevant to the Fund’s investment theme of innovation. The Adviser defines “innovation” as the introduction of new technologies, products, or services that redefines how businesses operate. The Fund seeks to invest in companies whose prospects for earnings growth remain undervalued. The Fund may also invest in foreign securities by investing in American Depositary Receipts. The Adviser will sell any Fund investments that lose their perceived value when compared with other investment alternatives in the judgment of the portfolio managers.

Performance Discussion (Unaudited)

Underneath the veil of the cap-weighted S&P 500, whose mega-cap constituents muted volatility of the headline indices, attribution of market returns in 2021 reveals narrow market breadth and violent market rotations. Cyclically sensitive beneficiaries of the reopening trade exchanged punches with secular growth stocks, which benefitted from an easy Fed and consequently very negative real interest rates (nominal interest rates minus inflation). As the year progressed, inflationary pressures proved more persistent than initially believed and markets began pricing in a more hawkish Fed. Chairman Powell retired the word “transitory” on November 30 and signaled the Fed’s intention to accelerate tapering. This catalyzed the fourth quarter correction in long duration equities, those stocks being valued most on future growth expectations and therefore most sensitive to a higher cost of capital. While a valuation reset is deserved under today’s higher interest rate regime, fundamentals for our innovative businesses have not deteriorated. If anything, we view technology as a beneficiary, and potential offset, to the inflationary backdrop. CEO Satya Nadella articulated it best on Microsoft’s latest earnings call: “Digital technology is a deflationary force in an inflationary economy. Businesses – small and large – can improve productivity and the affordability of their products and services by building tech intensity.”

Many of our top performing stocks for the year were driven by robust semiconductor demand. The semiconductor industry is on pace to double by 2030 to reach $1 trillion (VLSI Research) as semiconductor content and complexity is increasing across all devices. Fabless leaders NVIDIA (7.0% of net assets as of December 31, 2021), Lattice (3.0%), and Marvell (3.0%) returned +97%, +59%, and +62%, respectively, in 2021. Semiconductor equipment stocks, Applied Materials (3.1%) (+36%), and ASML (2.8%) (+34%) benefitted from the need for increased manufacturing capacity and demand for new tools, such as extreme ultraviolet lithography. Alphabet (6.8%) returned +38% as advertising demand rebounded vigorously after a year of cyclical decline. Cloudflare (2.8%) was another notable outperformer (+53%) as the cloud-native network security business saw accelerating momentum moving upmarket to large enterprise customers. Cloudflare launched a new product, R2 storage, which officially positions Cloudflare as an alternative to the major cloud service providers.

Notable underperformers included Anaplan (1.0%) (-44% for the year), a leader in enterprise planning software. While large enterprises have deprioritized back office software transformations, we believe Anaplan’s connected planning solutions, especially for areas like supply chain and human resources, are even more strategic today. Block (1.9%) (formerly Square) was another underperformer (-41%), as growth of its Cash App business is normalizing after a period of significant acceleration in 2020. We believe Block, with the acquisition of Afterpay, is uniquely positioned to build a two sided payment network. Lastly, Uber (2.1%) (-26%) continues to face pandemic related headwinds to its bookings growth. Still, we view Uber as emerging from the pandemic a stronger business with a leaner cost structure, platform characteristics, across food delivery and rides, and a new subscription offering, Uber One.

2

At the risk of sounding disingenuous, we welcome the price discovery process of the markets. Valuations were stretched heading into a Fed tightening cycle and a correction was overdue. Speculation, left unchecked, can result in unpredictable negative externalities across the economy. Furthermore, corrections give us a chance to reevaluate fundamentally sound businesses at more appealing valuations.

We appreciate your investment in Gabelli Growth Innovators.

Thank you for your confidence and trust.

3

Comparative Results

Cumulative Returns through December 31, 2021 (a)

Since Inception (2/12/21) (b)
Gabelli Growth Innovators ETF (GGRW)
NAV Total Return	5.84%
Investment Total Return	5.88
Nasdaq Composite Index (c)	11.64

(a)	The Fund's fiscal year ends on December 31.

(b)	The Fund first issued shares February 12, 2021, and shares commenced trading on the NYSE ARCA February 16, 2021.

(c)	The Nasdaq Composite Index is an unmanaged indicator of stock market performance. Dividends are considered reinvested. You cannot invest directly in an index.

In the current prospectus of the Gabelli Growth Innovators ETF dated February 11, 2021, the gross expense ratio for the Fund is 0.90%. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com/funds/etfs.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold or redeemed they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented.

Visit www.gabelli.com/funds/etfs for performance information as of the most recent month end.

4

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN GABELLI GROWTH INNOVATORS ETF AND NASDAQ COMPOSITE (Unaudited)

Cumulative Returns*
Since Inception
Investment	5.88%

* Past performance is not predictive of future results. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption/sale of Fund shares.

** Since inception 2/12/21.

5

Discount & Premium Information

Information regarding how often shares of the Fund traded on the New York Stock Exchange at a price above, i.e., at a premium, or below, i.e., at a discount, the NAV can be found at www.gabelli.com/funds/etfs.

Information showing the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads for various time periods is available by visiting the Fund’s website at www.gabelli.com/funds/etfs.

This ETF is different from traditional ETFs. Traditional ETFs tell the public what assets they hold each day. This ETF will not. This may create additional risks for your investment. For example:

●	You may have to pay more money to trade the ETF’s shares. This ETF will provide less information to traders, who tend to charge more for trades when they have less information.
●	The price you pay to buy ETF shares on an exchange may not match the value of the ETF’s portfolio. The same is true when you sell shares. These price differences may be greater for this ETF compared with other ETFs because it provides less information to traders.
●	These additional risks may be even greater in bad or uncertain market conditions.

The differences between this ETF and other ETFs may also have advantages. By keeping certain information about the ETF secret, this ETF may face less risk that other traders can predict or copy its investment strategy. This may improve the ETF’s performance. If other traders are able to copy or predict the ETF’s investment strategy, however, this may hurt the ETF’s performance. For additional information regarding the unique attributes and risks of the ETF, see the Active Shares prospectus/registration statement.

6

Gabelli Growth Innovators ETF
Disclosure of Fund Expenses (Unaudited)
For the Six Months Period from July 1, 2021 through December 31, 2021	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All funds have operating expenses. As a shareholder of a fund, you incur two types of costs, transaction costs, which include brokerage commissions on purchases and sales of fund shares, and ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months ended December 31, 2021, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which would be described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The “Annualized Expense Ratio” represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the period ended December 31, 2021.

Beginning Account Value 07/01/21	Ending Account Value 12/31/21	Annualized Expense Ratio	Expenses Paid During Period*
Gabelli Growth Innovators ETF
Actual Fund Return
$1,000.00	$1,051.80	0.90%	$4.65
Hypothetical 5% Return
$1,000.00	$1,020.67	0.90%	$4.58

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184 days), then divided by 365.

7

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of December 31, 2021:

GABELLI GROWTH INNOVATORS ETF

Semiconductors	20.8%
Computer Software and Services	20.2%
Technology Services	16.7%
Health Care	10.9%
Consumer Services	9.2%
Financial Services	7.5%
Entertainment	4.0%
Automotive: Parts and Accessories	3.2%
Consumer Discretionary	3.0%
Equipment and Supplies	2.2%
Transportation	2.1%
Other Assets and Liabilities (Net)	0.2%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

8

Gabelli Growth Innovators ETF

Schedule of Investments — December 31, 2021

Shares		Cost	Market Value
	COMMON STOCKS – 99.8%
	Automotive: Parts and Accessories – 3.2%
794	Aptiv plc†	$124,213	$130,970

	Computer Software and Services – 20.2%
101	Adobe Inc.†	52,354	57,273
921	Anaplan Inc.†	58,196	42,228
869	Cloudflare Inc., Cl. A†	70,109	114,274
311	Crowdstrike Holdings Inc., Cl. A†	69,413	63,677
237	ServiceNow Inc.†	133,722	153,839
402	Snowflake Inc., Cl. A†	111,964	136,178
241	Workday Inc., Cl. A†	62,950	65,836
2,285	ZoomInfo Technologies Inc.†	118,990	146,697
153	Zscaler, Inc.†	41,095	49,163
		718,793	829,165

	Consumer Discretionary – 3.0%
833	Activision Blizzard Inc.	73,445	55,419
297	Sea Ltd., ADR†	87,544	66,442
		160,989	121,861

	Consumer Services – 9.2%
113	Amazon.com Inc.†	368,631	376,780

	Entertainment – 4.0%
197	Netflix Inc.†	108,176	118,681
250	Take-Two Interactive Software Inc.†	44,504	44,430
		152,680	163,111

	Equipment and Supplies – 2.2%
273	Danaher Corp.	69,328	89,820

	Financial Services – 7.5%
478	Block Inc.†	114,286	77,202
463	PayPal Holdings Inc.†	123,375	87,313
108	Upstart Holdings, Inc.†	25,761	16,340
581	Visa Inc., Cl. A	122,757	125,908
		386,179	306,763
	Health Care – 10.9%
932	Edwards Lifesciences Corp.†	88,509	120,741
715	Exact Sciences Corp.†	78,229	55,648
353	Intuitive Surgical Inc.†	95,967	126,833
Shares		Cost	Market Value
219	Thermo Fisher Scientific Inc.	$130,395	$146,125
		393,100	449,347
	Semiconductors – 20.8%
451	Analog Devices Inc.	71,614	79,272
808	Applied Materials Inc.	100,134	127,147
145	ASML Holding NV	87,946	115,441
1,619	Lattice Semiconductor Corp.†	79,870	124,760
1,392	Marvell Technology, Inc.	84,467	121,786
972	NVIDIA Corp.	146,654	285,875
		570,685	854,281
	Technology Services – 16.7%
96	Alphabet Inc., Cl. C†	198,601	277,785
385	Cerence Inc.†	37,303	29,506
546	Meta Platforms Inc., Cl. A†	157,093	183,647
577	Microsoft Corp.	137,357	194,057
		530,354	684,995

	Transportation – 2.1%
2,033	Uber Technologies Inc.†	96,732	85,244

	TOTAL INVESTMENTS — 99.8%	$3,571,684	4,092,337

	Other Assets and Liabilities (Net) — 0.2%		9,266
	NET ASSETS — 100.0%		$4,101,603

†	Non-income producing security.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

9

Gabelli Growth Innovators ETF

Statement of Assets and Liabilities

December 31, 2021

Assets:
Investments at value (cost $3,571,684)	$4,092,337
Cash	12,275
Dividends receivable	115
Total Assets	4,104,727
Liabilities:
Payable for investment advisory fees	3,124
Total Liabilities	3,124
Net Assets	$4,101,603

Net Assets Consist of:
Paid-in capital	$3,781,074
Total accumulated earnings	320,529
Net Assets	$4,101,603

Shares of Beneficial Interest issued and outstanding, no par value; unlimited number of shares authorized:	155,000
Net Asset Value per share:	$26.46

Statement of Operations

For the Period Ended December 31, 2021*

Investment Income:
Dividends (net of foreign withholding taxes of $192)	$7,145
Total Investment Income	7,145
Expenses:
Investment advisory fees	28,932
Total Expenses	28,932
Net Investment Loss	(21,787)
Net Realized and Unrealized Gain/(Loss) on
Investments
Net realized loss on investments	(200,124)
Net change in unrealized appreciation on investments	520,653
Net Realized and Unrealized Gain on Investments	320,529
Net Increase in Net Assets Resulting from Operations	$298,742

* For the period February 16, 2021 (commencement of investment operations) through December 31, 2021.

See accompanying notes to financial statements.

10

Gabelli Growth Innovators ETF

Statement of Changes in Net Assets

For the Period Ended December 31, 2021(a)
Operations:
Net investment loss	$(21,787)
Net realized loss on investments	(200,124)
Net change in unrealized appreciation on investments	520,653
Net Increase in Net Assets Resulting from Operations	298,742

Shares of Beneficial Interest Transactions:
Proceeds from sales of shares	3,802,861
Net Increase in Net Assets from Shares of Beneficial Interest Transactions	3,802,861
Net Increase in Net Assets	4,101,603

Net Assets:
Beginning of period	—
End of period	$4,101,603

Changes in Shares Outstanding:
Shares outstanding, beginning of period	—
Shares sold	155,000
Shares outstanding, end of period	155,000

(a)	The Fund commenced investment operations on February 16, 2021.

See accompanying notes to financial statements.

11

Gabelli Growth Innovators ETF

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period:

	Period Ended December 31, 2021(a)
Operating Performance:
Net Asset Value, Beginning of Period	$25.00
Net Investment Loss(b)	(0.15)
Net Realized and Unrealized Gain on Investments	1.61
Total from Investment Operations	1.46

Net Asset Value, End of Period	$26.46
NAV total return†	5.84%
Market price, End of Period	$26.47
Investment total return††	5.88%
Net Assets, End of Period (in 000's)	$4,102
Ratio to average net assets of:
Net Investment Loss	(0.68	)%(c)
Operating Expenses	0.90	%(c)
Portfolio Turnover Rate	56%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized. Market Return is calculated using the inception NAV of $25.00.
††	Based on market price per share. Total return for a period of less than one year is not annualized.
(a)	The Fund commenced investment operations on February 16, 2021.
(b)	Per share data are calculated using the average shares outstanding method.
(c)	Annualized.

See accompanying notes to financial statements.

12

Gabelli Growth Innovators ETF

Notes to Financial Statements

1. Organization. The Gabelli ETFs Trust (the Trust) was organized on July 26, 2018 as a Delaware statutory trust and Gabelli Growth Innovators ETF (the Fund) commenced investment operations on February 16, 2021. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund is an actively managed ETF, whose investment objective is to provide capital appreciation.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions, and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology

13

Gabelli Growth Innovators ETF

Notes to Financial Statements (Continued)

used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of December 31, 2021 is as follows:

	Valuation Inputs
INVESTMENTS IN SECURITIES:	Level 1 Quoted Prices	Total Market Value at 12/31/21
ASSETS (Market Value):
Common Stocks (a)	$4,092,337	$4,092,337
TOTAL INVESTMENTS IN SECURITIES - ASSETS	$4,092,337	$4,092,337

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

There were no Level 2 or Level 3 investments held at December 31, 2021.

Additional Information to Evaluate Qualitative Information

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, and the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income

14

Gabelli Growth Innovators ETF

Notes to Financial Statements (Continued)

(including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by a fund and timing differences. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to current year write-off net operating loss. These reclassifications have no impact on the NAV of the Fund. For the period ended December 31, 2021, reclassifications were made to decrease paid-in capital by $21,787, with an offsetting adjustment to total accumulated earnings.

Provision for Income Taxes. The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Fund’s net investment company taxable income and net capital gains on an annual basis. Therefore, no provision for federal income taxes is required.

At December 31, 2021, the components of accumulated earnings/losses on a tax basis were as follows:

Accumulated capital loss carryforwards	$(172,646)
Unrealized appreciation on investments	493,175
Total accumulated earnings	$320,529

At December 31, 2021, the Fund had net short term capital loss carryforwards of $172,646 for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

At December 31, 2021, the temporary difference between book basis and tax basis unrealized appreciation/ depreciation on investments were primarily due to deferral of losses from wash sales for tax purposes.

The following summarizes the tax cost on investments and the net unrealized appreciation as December 31, 2021:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$3,599,162	$689,478	$(196,303)	$493,175

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-

15

Gabelli Growth Innovators ETF

Notes to Financial Statements (Continued)

not threshold. For the period ended December 31, 2021, the Fund did not incur any income tax, interest, or penalties. The Fund’s federal and state tax returns will remain open and subject to examination for three years. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to these conclusions are necessary.

3.  Investment Advisory Agreement and Other Transactions. Pursuant to an Investment Advisory Agreement with the Trust, the Adviser manages the investments of the Fund's assets. Under the Investment Advisory Agreement, the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.90% of the value of its average daily net assets and the Adviser is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to the Adviser; and (v) litigation expenses and any extraordinary expenses.

4.  Portfolio Securities. Purchases and sales of securities during the period ended December 31, 2021, other than short term securities and U.S. Government obligations, aggregated $4,373,082 and $1,902,434, respectively.

5.  Capital Share Transactions. Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (Creation Units) at NAV, in return for securities, other instruments, and/or cash (the Basket). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares of the Fund are disclosed in detail in the Statement of Changes in net assets. Purchasers and redeemers of Creation Units are charged a transaction fee to cover the estimated cost to the Fund of processing the purchase or redemption, including costs charged to it by the NSCC (National Securities Clearing Corporation) or DTC (Depository Trust Company), and the estimated transaction costs, e.g., brokerage commissions, bid-ask spread, and market impact trading costs, incurred in converting the Basket to or from the desired portfolio composition. The transaction fee is determined daily and will be limited to amounts approved by the Board and determined by the Adviser to be appropriate to defray the expenses that the Fund incurs in connection with the purchase or redemption. The purpose of transaction fees is to protect the Fund’s existing shareholders from the dilutive costs associated with the purchase and redemption of Creation Units. The amount of transaction fees will differ depending on the estimated trading costs for portfolio positions and Basket processing costs and other considerations. Transaction fees may include fixed amounts per creation or redemption transactions, amounts varying with the number of Creation Units purchased or redeemed, and varying amounts based on the time an order is placed. The Fund may impose higher transaction fees when cash is substituted for Basket instruments. Higher transaction fees may apply to purchases and redemptions through the DTC than through the NSCC.

6.  Transactions with Affiliates and Other Arrangements. During the period ended December 31, 2021, the Fund paid $941 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

The Adviser pays retainer and per meeting fees to Trustees not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Trust.

16

Gabelli Growth Innovators ETF

Notes to Financial Statements (Continued)

7.  Significant Shareholder. As of December 31, 2021, the Fund’s Adviser and its affiliates beneficially owned greater than 25% of the voting securities of the Fund. This includes accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

8.  Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9.  Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

17

Gabelli Growth Innovators ETF

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Gabelli ETFs Trust and Shareholders of Gabelli Growth Innovators ETF:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Gabelli Growth Innovators ETF (one of the funds constituting Gabelli ETFs Trust, referred to hereafter as the “Fund”) as of December 31, 2021, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period February 16, 2021 (commencement of operations) through December 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, and the results of its operations, changes in its net assets and the financial highlights for the period February 16, 2021 (commencement of operations) through December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
New York, New York

February 28, 2022

We have served as the auditor of one or more investment companies in the Gabelli/GAMCO Fund Complex since 1986.

18

Gabelli Growth Innovators ETF

Liquidity Risk Management Program (Unaudited)

In accordance with Rule 22e-4 under the 1940 Act, the Fund has established a liquidity risk management program (the LRM Program) to govern its approach to managing liquidity risk. The LRM Program is administered by the Liquidity Committee (the Committee), which is comprised of members of Gabelli Funds, LLC management. The Board has designated the Committee to administer the LRM Program.

The LRM Program’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The LRM Program also includes elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund’s liquidity and the monthly classification and re-classification of certain investments that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on May 11, 2021, the Board received a written report from the Committee regarding the design and operational effectiveness of the LRM Program. The Committee determined, and reported to the Board, that the LRM Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively since its implementation. The Committee reported that there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Committee noted that the Fund is primarily invested in highly liquid securities and, accordingly, continues to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule 22e-4. Because of that continued qualification for the exemption, the Fund has not adopted a “highly liquid investment minimum” amount. The Committee further noted that while changes to the LRM Program were made during the Review Period and reported to the Board, no material changes were made to the LRM Program as a result of the Committee’s annual review.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to the Fund’s Prospectus for more information regarding its exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Gabelli Growth Innovators ETF

Additional Fund Information (Unaudited)

The business and affairs of the Fund are managed under the direction of the Fund’s Board of Trustees. Information pertaining to the Trustees and officers of the Fund is set forth below. The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to Gabelli Growth Innovators ETF at One Corporate Center, Rye, NY 10580-1422.

Name, Position(s) Address[1] and Age	Term of Office and Length of Time Served[2]	Number of Funds in Fund Complex Overseen by Trustee[3]	Principal Occupation(s) During Past Five Years	Other Directorships Held by Trustee[4]

INTERESTED TRUSTEES[5]:
Christopher J. Marangi Trustee Age: 47	Since 2021	3	Managing Director and Co-Chief Investment Officer of the Value team of GAMCO Investors, Inc.; Portfolio Manager for Gabelli Funds, LLC and GAMCO Asset Management Inc.	—

Agnes Mullady Trustee Age: 63	Since 2021	11	Senior Vice President of GAMCO Investors, Inc. (2008-2019); Executive Vice President of Associated Capital Group, Inc. (November 2016-2019); President and Chief Operating Officer of the Fund Division of Gabelli Funds, LLC (2010- 2019); Vice President of Gabelli Funds, LLC (2006-2019); Chief Executive Officer of G.distributors, LLC (2011-2019); and an officer of all of the Gabelli/Teton Funds (2006-2019)	—

INDEPENDENT TRUSTEES[6]:
John Birch Trustee Age: 70	Since 2021	6	Partner, The Cardinal Partners Global; Chief Operating Officer of Sentinel Asset Management and Chief Financial Officer and Chief Risk Officer of Sentinel Group Funds (2005-2015)	—

Anthony S. Colavita[7] Trustee Age: 60	Since 2021	20	Attorney, Anthony S. Colavita, P.C.; Supervisor, Town of Eastchester, NY	—

Michael J. Ferrantino[7] Trustee Age: 50	Since 2021	4	Chief Executive Officer of InterEx Inc.	President, CEO, and Director of LGL Group; Director of LGL Systems Acquisition Corp. (Acquisition Corp Defense Communications)

Leslie F. Foley[7] Trustee Age: 53	Since 2021	9	Attorney; Board of Governors of Addison Gallery of American Art at Phillips Academy, Vice President, Global Ethics & Compliance and Associate General Counsel for News Corporation (2008-2010)	—

20

Gabelli Growth Innovators ETF

Additional Fund Information (Unaudited)

Name, Position(s) Address[1] and Age	Term of Office and Length of Time Served[2]	Number of Funds in Fund Complex Overseen by Trustee[3]	Principal Occupation(s) During Past Five Years	Other Directorships Held by Trustee[4]

Michael J. Melarkey Trustee Age: 72	Since 2021	21	Of Counsel in the law firm of McDonald Carano Wilson LLP; Partner in the law firm of Avansino, Melarkey, Knobel, Mulligan & McKenzie (1980-2015)	Chairman of Southwest Gas Corporation (natural gas utility)

Kuni Nakamura Trustee Age: 53	Since 2021	34	President of Advanced Polymer, Inc. (chemical manufacturing company); President of KEN Enterprises, Inc. (real estate); Trustee on Long Island University Board of Trustees	—

Salvatore J. Zizza[7] Trustee Age: 76	Since 2021	32	President, Zizza & Associates Corp. (private holding company); Chairman of Bergen Cove Realty Inc. (residential real estate)	Director and Chairman of Trans-Lux Corporation (business services); Director and Chairman of Harbor Diversified Inc. (pharmaceuticals) (2009-2018); Retired Chairman of BAM (semiconductor and aerospace manufacturing)

21

Gabelli Growth Innovators ETF

Additional Fund Information (Unaudited)

Name, Position(s) Address[1] and Age	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past Five Years

OFFICERS:
John C. Ball President Age: 45	Since 2021	Treasurer of registered investment companies within the Fund Complex since 2017; Vice President and Assistant Treasurer of AMG Funds, 2014-2017; Chief Executive Officer, G.distributors, LLC since December 2020

Bruce N. Alpert Vice President Age: 70	Since 2021	Executive Vice President and Chief Operating Officer of Gabelli Funds, LLC since 1988; Officer of registered investment companies within the Fund Complex; Senior Vice President of GAMCO Investors, Inc. since 2008; Vice President – Mutual Funds, G.research, LLC

Peter Goldstein Secretary and Vice President Age: 68	Since 2021	General Counsel, Gabelli Funds, LLC since July 2020; General Counsel and Chief Compliance Officer, Buckingham Capital Management, Inc. (2012-2020); Chief Legal Officer and Chief Compliance Officer, The Buckingham Research Group, Inc. (2012-2020)

Chandler Iorio Treasurer Age: 35	Since 2021	Vice President of GAMCO Investors, Inc. (since 2019); Assistant Treasurer for Gabelli NextShares (2016-2019); Senior Fund Administrator for Gabelli Fund Complex (2011-2016)

Richard J. Walz Chief Compliance Officer Age: 62	Since 2021	Chief Compliance Officer of registered investment companies within the Fund Complex since 2013; Chief Compliance Office for Gabelli Funds, LLC since 2015

[1]	Address: One Corporate Center, Rye, NY 10580-1422.
[2]	Each Trustee will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board or shareholders, in accordance with the Company By-Laws and Declaration of Trust. For officers, includes time served in prior officer positions with the Trust. Each officer will hold office for an indefinite term or until the date he or she resigns or retires or until his or her successor is elected and qualified.
[3]	The “Fund Complex” or the “Gabelli Fund Complex” includes all the U.S. registered investment companies that are considered part of the same Fund complex as the Fund because they have common or affiliated investment advisers.
[4]	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (the “1934 Act”), as amended, i.e. public companies, or other investment companies registered under the 1940 Act.
[5]	“Interested persons” of a Fund as defined in the 1940 Act. Mr. Christopher J. Marangi and Ms. Agnes Mullady are considered to be “interested persons” because of their affiliation with the Trust’s Adviser.
[6]	Trustees who are not considered to be “interested persons” of a Fund as defined in the 1940 Act are considered to be Independent Trustees.
[7]	Mr. Colavita’s father, Anthony J. Colavita, and Ms. Foley’s father, Frank J. Fahrenkopf, Jr., serve as directors of other funds in the Gabelli Fund Complex. Mr. Ferrantino is the President, CEO and a Director of the LGL Group, Inc. and a Director of LGL Systems Acquisition Corp., Mr. Zizza is an independent director of Gabelli International Ltd., and Mr. Birch is a director of Gabelli Merger Plus+ Trust Plc, GAMCO International SICAV, Gabelli Associates Limited, and Gabelli Associates Limited IIE, all of which may be deemed to be controlled by Mario J. Gabelli and/or affiliates and in that event would be deemed to be under common control with the Fund’s Adviser.

22

GABELLI GROWTH INNOVATORS ETF

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Howard F. Ward, CFA, joined Gabelli Funds in 1995 and currently serves as GAMCO’s Chief Investment Officer of Growth Equities as well as a Gabelli Funds, LLC portfolio manager for several funds within the Fund Complex. Prior to joining Gabelli, Mr. Ward served as Managing Director and Lead Portfolio Manager for several Scudder mutual funds. He also was an Investment Officer in the Institutional Investment Department with Brown Brothers, Harriman & Co. Mr. Ward received his BA in Economics from Northwestern University.

Christopher D. Ward, CFA, Vice President of GAMCO Investors, Inc., has served as a portfolio manager of the Growth Innovators ETF since its inception. He joined the GAMCO Growth team in 2015 as Vice President and Research Analyst. Prior to joining GAMCO, Mr. Ward spent five years at Morgan Stanley Private Wealth Management where he served as Director of Business Strategy. Before joining Morgan Stanley, he was with the GFI Group, Inc., a wholesale institutional brokerage firm. He graduated from Boston College with a BA in Economics. Mr. Ward is also a portfolio manager of several funds in the Gabelli Fund Complex.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the contents of the portfolio managers’ commentary are unrestricted. Both the commentary and the financial statements, including the portfolios of investments, will be available on our website at www.gabelli.com.

GABELLI ETFS TRUST
GABELLI GROWTH INNOVATORS ETF

One Corporate Center
Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling
800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Christopher J. Marangi
Managing Director and
Co-Chief Investment Officer,
GAMCO Investors, Inc.
Portfolio Manager for Gabelli
Funds, LLC
GAMCO Asset Management Inc.

John Birch
Partner,
The Cardinal Partners Global

Anthony S. Colavita
Attorney,
Anthony S. Colavita, P.C.

Michael J. Ferrantino
Chief Executive Officer of InterEx
Inc.

Leslie F. Foley
Attorney

Michael J. Melarkey
Of Counsel,
McDonald Carano Wilson LLP

Agnes Mullady
Former Senior Vice President,
GAMCO Investors, Inc.

Kuni Nakamura
President,
Advanced Polymer, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President

Bruce N. Alpert
Vice President

Peter Goldstein
Secretary and Vice President

Chandler Iorio
Treasurer

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

The Bank of New York
Mellon

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of Gabelli Growth Innovators ETF. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GGRW Q4/2021

GABELLI
FUNDS

GABELLI GROWTH INNOVATORS ETF

Annual Report
December 31, 2021

Gabelli Love Our Planet & People ETF

Annual Report — December 31, 2021

(Y)our Portfolio Management Team

Christopher J. Marangi	Timothy M. Winter, CFA	Melody Prenner Bryant
Co-Chief Investment Officer	Portfolio Manager	Portfolio Manager
BA, Williams College	BA, Rollins College	BA, Binghamton University
MBA, Columbia Business School	MBA, University of
Notre Dame

To Our Shareholders,

For the period ended December 31, 2021, the net asset value (NAV) total return of Gabelli Love Our Planet & People ETF (the Fund) was 19.6% compared with a total return of 32.8% for the Standard & Poor’s (S&P) 500 ESG Index. The total return based on the Fund’s Market Price was 19.5%. The Fund’s NAV per share was $29.53, while the price of the publicly traded shares closed at $29.51 on the New York Stock Exchange (NYSE) Arca. See page 4 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, for the Fund’s annual report as of December 31, 2021.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.gabelli.com/funds/etfs, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Investment Objective and Strategy (Unaudited)

The Fund’s investment objective is capital appreciation. The Fund seeks to achieve its objective by investing substantially all, and in any case no less than 80%, of its assets in U.S. exchange-listed common and preferred stocks of companies that meet the Fund’s guidelines for social responsibility at the time of investment. The Fund may also invest in foreign securities by investing in American Depositary Receipts. Under normal market conditions, the Fund invests its assets in stocks that are listed on a national securities exchange or similar market, such as the National Market System of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Fund focuses on investments in companies whose securities are trading at a material discount to their private market value (“PMV”). PMV is the value the Adviser believes informed investors would be willing to pay for a company.

Socially Responsible Criteria. The Fund combines a differentiated, value oriented investment philosophy with social screens and a holistic ESG (Environmental, Social, Governance) analysis to deliver returns in a socially responsive manner. The Adviser employs a social screening overlay process at the time of investment to identify companies that meet the Fund’s social guidelines. In determining the social responsiveness of a particular company the investment team looks for companies that have initiated and implemented internal policies with respect to certain social issues such as inequality in the workspace and/ or fair treatment of workers. The Fund relies primarily on proprietary research conducted by the Adviser to reach a judgment on the social responsiveness of each investment candidate but may also employ third-party data services. The Adviser will look to MSCI Inc. to provide third-party data services along with internal research in reaching the final judgment on the social responsiveness of an issuer. Pursuant to the guidelines, the Fund will not invest in publicly traded fossil fuel (coal, oil, and gas) companies, the top 50 defense/weapons contractors, or in companies that derive more than 5% of their revenues from the following areas: tobacco, alcohol, gaming, and defense/weapons production.

After identifying companies that satisfy these social criteria, the Adviser then will invest in securities of companies that the Adviser believes are trading at a material discount to PMV. The Adviser will monitor each holding on a regular basis to ensure its compliance with the Fund’s guidelines. Securities that no longer meet these guidelines will be sold within a reasonable period of time after the Adviser makes such a determination. Securities may also be sold if the Adviser believes the securities no longer appear to be underpriced relative to their PMV, or if there is a change to an underlying industry or company that the Adviser believes may negatively affect the value of such securities.

Performance Discussion (Unaudited)

Although an underweight to megacap growth stocks hurt performance relative to the broad indices, absolute performance over LOPP’s first eleven months was strong. The Fund’s bias toward established, cash generating entities provided stability during periods of volatility late in the year. Indeed, the two largest contributors to return for the year were mature industrial companies pivoting toward sustainability. Johnson Controls (+62%, 4.1% of net assets as of December 31, 2021) continued to execute well against pent-up demand for the company’s building efficiency solutions. CNH Industrial (+49%, 4.4%) completed the spin-off of its on-highway truck business at year end, leaving the remaining company focused on agricultural equipment, including the technology to implement more sustainable farming. Notably, Ranpak Holdings (+106%, 2.5%) continues to gain users for its environmentally friendly packaging systems.

Two of the largest detractors from returns were former special purpose acquisition companies (SPACs), a structure that has lost favor with investors. EOS Energy Solutions (-67%, 0.6%) provides utility scale battery storage, a necessary but early stage, component for renewables based electricity generation and distribution.

Ardagh Metal Packaging (-15%, 3.2%) is a leading manufacturer of recyclable aluminum cans formed through the combination of closely-held Ardagh Group and a SPAC. Although secular demand for metal cans remains high and supply is short, several competitors announced capacity expansions that have called into question the company’s longer term growth projections.

We appreciate your investment in Love Our Planet and People.

Thank you for your confidence and trust.

Comparative Results

Cumulative Returns through December 31, 2021 (a)(b)

Since
Inception
(1/29/21) (c)
Gabelli Love Our Planet & People ETF (LOPP)
NAV Total Return	19.62%
Investment Total Return	19.52
S&P 500 ESG Index (d)	32.78

(a)	The Fund's fiscal year ends on December 31.

(b)	Returns would have been lower had the Adviser not waived certain expenses of the Fund.

(c)	The Fund first issued shares January 29, 2021, and shares commenced trading on the NYSE Arca February 1, 2021.

(d)	The S&P 500 ESG Index is a market capitalization weighted, broad based index of large capitalization stocks meeting sustainability criteria, while maintaining similar overall industry weights as the S&P 500. Dividends are considered reinvested. You cannot invest directly in an index.

In the current prospectus of Gabelli Love Our Planet & People ETF dated January 19, 2021, the gross expense ratio for the Fund was 0.90%. The net expense ratio for the Fund after contractual expense waiver by Gabelli Funds, LLC (the Adviser) was 0.00%. The waiver is in effect through January 28, 2022. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com/funds/etfs.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold or redeemed they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented.

Visit www.gabelli.com/funds/etfs for performance information as of the most recent month end.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN GABELLI LOVE OUR PLANET &

PEOPLE ETF AND S&P 500 INDEX (Unaudited)

Cumulative Returns*
Since Inception
Investment	19.52%

* Past performance is not predictive of future results. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption/sale of Fund shares.

** Since inception 1/29/21.

Discount & Premium Information

Information regarding how often shares of the Fund traded on the New York Stock Exchange at a price above, i.e., at a premium, or below, i.e., at a discount, the NAV can be found at www.gabelli.com/funds/etfs.

Information showing the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads for various time periods is available by visiting the Fund’s website at www.gabelli.com/funds/etfs.

This ETF is different from traditional ETFs. Traditional ETFs tell the public what assets they hold each day. This ETF will not. This may create additional risks for your investment. For example:

•	You may have to pay more money to trade the ETF’s shares. This ETF will provide less information to traders, who tend to charge more for trades when they have less information.

•	The price you pay to buy ETF shares on an exchange may not match the value of the ETF’s portfolio. The same is true when you sell shares. These price differences may be greater for this ETF compared to other ETFs because it provides less information to traders.

•	These additional risks may be even greater in bad or uncertain market conditions.

The differences between this ETF and other ETFs may also have advantages. By keeping certain information about the ETF secret, this ETF may face less risk that other traders can predict or copy its investment strategy. This may improve the ETF’s performance. If other traders are able to copy or predict the ETF’s investment strategy, however, this may hurt the ETF’s performance. For additional information regarding the unique attributes and risks of the ETF, see the Active Shares prospectus/registration statement.

Gabelli Love Our Planet & People ETF

Disclosure of Fund Expenses (Unaudited)

For the Six Months Period from July 1, 2021 through December 31, 2021	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All funds have operating expenses. As a shareholder of a fund, you incur two types of costs, transaction costs, which include brokerage commissions on purchases and sales of fund shares, and ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months ended December 31, 2021, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which would be described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The “Annualized Expense Ratio” represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the period ended December 31, 2021.

Beginning	Ending	Annualized	Expenses
Account Value	Account Value	Expense	Paid During
07/01/21	12/31/21	Ratio	Period*
Gabelli Love Our Planet & People ETF
Actual Fund Return
$1,000.00	$1,066.30	0.00%	$0.00
Hypothetical 5% Return
$1,000.00	$1,025.21	0.00%	$0.00

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of December 31, 2021:

GABELLI LOVE OUR PLANET & PEOPLE ETF

Energy and Utilities	17.6%
Environmental Services	11.6%
Machinery	8.5%
Equipment and Supplies	7.6%
Diversified Industrial	6.6%
Business Services	5.7%
Financial Services	5.2%
Building and Construction	5.1%
Automotive Parts and Accessories	4.7%
Health Care	4.6%
Real Estate Investment Trust	3.7%
Technology Services	3.5%
Automotive	3.3%
Electronics	3.0%
U.S. Government Obligations	2.7%
Specialty Chemicals	2.6%
Food and Beverage	2.1%
Consumer Products	1.5%
Banking	0.9%
Metals and Mining	0.3%
Other Assets and Liabilities (Net)	(0.8)%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Gabelli Love Our Planet & People ETF

Schedule of Investments — December 31, 2021

			Market
Shares		Cost	Value
	COMMON STOCKS – 98.1%
	Automotive – 3.3%
6,510	General Motors Co.†	$354,082	$381,681

	Automotive Parts and Accessories – 4.7%
1,130	Cummins Inc.	267,891	246,498
12,422	Dana Inc.	278,161	283,470
		546,052	529,968

	Banking – 0.9%
16,820	Banco Bilbao Vizcaya
	Argentaria SA, ADR	92,938	98,733

	Building and Construction – 5.1%
1,642	Gibraltar Industries Inc.†	110,714	109,489
5,775	Johnson Controls
	International plc	316,393	469,565
		427,107	579,054
	Business Services – 5.7%
2,902	IHS Markit Ltd.	283,597	385,734
7,836	Resideo Technologies Inc.†	200,045	203,971
1,768	Willdan Group Inc.†	74,104	62,234
		557,746	651,939

	Consumer Products – 1.5%
3,252	Unilever plc, ADR	181,864	174,925

	Diversified Industrial – 6.6%
12,089	ABB Ltd., ADR	367,029	461,437
7,700	Ranpak Holdings Corp.†	151,477	289,366
		518,506	750,803
	Electronics – 3.0%
12,628	Flex Ltd.†	224,670	231,471
10,266	Mirion Technologies Inc.†	110,934	107,485
		335,604	338,956
	Energy and Utilities – 17.6%
1,232	American Water Works Co.
	Inc.	199,846	232,675
5,420	Archaea Energy Inc.†	65,381	99,077
8,678	Avangrid Inc	420,093	432,859
5,820	Brookfield Renewable
	Corp., Cl. A	292,185	214,351
5,272	Enviva Inc.	270,030	371,254
9,762	Eos Energy Enterprises
	Inc.†	177,500	73,410
1,413	NextEra Energy Inc.	115,686	131,918
3,994	NextEra Energy Partners LP	315,940	337,094
			Market
Shares		Cost	Value
1,613	Xcel Energy Inc.	$104,365	$109,200
		1,961,026	2,001,838
	Environmental Services – 11.6%
40,481	Ardagh Metal Packaging
	SA†	406,645	365,543
4,839	Evoqua Water Technologies
	Corp.†	134,194	226,223
2,081	Republic Services Inc.	200,314	290,196
3,226	Waste Connections Inc.	335,165	439,607
		1,076,318	1,321,569
	Equipment and Supplies – 7.6%
2,237	Crown Holdings Inc.	211,673	247,457
1,613	Hubbell Inc.	269,890	335,939
2,320	The Timken Co.	175,468	160,753
468	Valmont Industries Inc.	99,768	117,234
		756,799	861,383
	Financial Services – 5.2%
11,032	AEA-Bridges Impact Corp.,
	Cl. A†	110,283	110,210
3,538	Franklin Resources Inc.	96,259	118,488
5,484	HumanCo Acquisition Corp.,
	Cl. A†	56,285	53,633
10,614	ING Groep NV, ADR	107,887	147,747
3,854	Janus Henderson Group plc	124,054	161,637
		494,768	591,715

	Food and Beverage – 2.1%
9,625	Nomad Foods Ltd.†	252,224	244,379

	Health Care – 4.6%
2,549	Baxter International Inc.	199,798	218,806
1,145	BioMarin Pharmaceutical
	Inc.†	95,047	101,161
2,500	Bristol-Myers Squibb Co.	153,251	155,875
135	Illumina Inc.†	55,175	51,359
		503,271	527,201
	Machinery – 8.5%
25,666	CNH Industrial NV	364,685	498,690
468	Deere & Co.	148,617	160,473
2,549	Xylem Inc.	259,337	305,676
		772,639	964,839

	Metals and Mining – 0.3%
1,200	Livent Corp.†	30,096	29,256

See accompanying notes to financial statements.

Gabelli Love Our Planet & People ETF

Schedule of Investments (Continued) — December 31, 2021

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Real Estate Investment Trust – 3.7%
10,188	Weyerhaeuser Co.	$353,575	$419,542

	Specialty Chemicals – 2.6%
958	Air Products and Chemicals
	Inc.	248,632	291,481

	Technology Services – 3.5%
137	Alphabet Inc., Cl. C†	288,078	396,422

	TOTAL COMMON STOCKS	9,751,325	11,155,684

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS – 2.7%
	U.S. Treasury Bill, 0.05%††,
$310,000	02/10/22	309,983	309,984

	TOTAL INVESTMENTS — 100.8%	$10,061,308	11,465,668
	Other Assets and Liabilities (Net) — (0.8)%		(95,428)
	NET ASSETS — 100.0%		$11,370,240

†	Non-income producing security.
††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

Gabelli Love Our Planet & People ETF

Statement of Assets and Liabilities

December 31, 2021

Assets:
Investments at value (cost $10,061,308)	$11,465,668
Cash	35,332
Dividends receivable	11,236
Total Assets	11,512,236
Liabilities:
Distributions payable	141,996
Total Liabilities	141,996
Net Assets	$11,370,240
Net Assets Consist of:
Paid-in capital	$9,977,046
Total accumulated earnings	1,393,194
Net Assets	$11,370,240

Shares of Beneficial Interest issued and outstanding, no par value; unlimited number of shares authorized:	385,000
Net Asset Value per share:	$29.53

Statement of Operations

For the Period Ended December 31, 2021*

Investment Income:
Dividends (net of foreign withholding taxes of $7,414)	$133,546
Interest	155
Total Investment Income	133,701
Expenses:
Investment advisory fees	79,149
Total Expenses	79,149
Less:
Expenses waived by Adviser (See Note 3)	(79,149)
Net Expenses	—
Net Investment Income	133,701
Net Realized and Unrealized Gain/(Loss) on Investments
Net realized loss on investments	(5,497)
Net change in unrealized appreciation on Investments	1,404,360
Net Realized and Unrealized Gain on Investments	1,398,863
Net Increase in Net Assets Resulting from Operations	$1,532,564

* For the period February 1, 2021 (commencement of investment operations) through December 31, 2021.

See accompanying notes to financial statements.

Gabelli Love Our Planet & People ETF

Statement of Changes in Net Assets

For the Period
Ended
December 31,
2021(a)
Operations:
Net investment income	$133,701
Net realized loss on investments	(5,497)
Net change in unrealized appreciation on investments	1,404,360
Net Increase in Net Assets Resulting from Operations	1,532,564

Distributions to Shareholders:
Accumulated earnings	(141,996)
Total Distributions to Shareholders	(141,996)

Shares of Beneficial Interest Transactions:
Proceeds from sales of shares	9,979,672
Net Increase in Net Assets from Shares of Beneficial Interest Transactions	9,979,672
Net Increase in Net Assets	11,370,240

Net Assets:
Beginning of period	—
End of period	$11,370,240

Changes in Shares Outstanding:
Shares outstanding, beginning of period	—
Shares sold	385,000
Shares outstanding, end of period	385,000

(a)	The Fund commenced investment operations on February 1, 2021.

See accompanying notes to financial statements.

Gabelli Love Our Planet & People ETF

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period:

	Period Ended
	December 31,
	2021(a)
Operating Performance:
Net Asset Value, Beginning of Period	$25.00
Net Investment Income(b)	0.39
Net Realized and Unrealized Gain on Investments	4.51
Total from Investment Operations	4.90

Distributions to Shareholders:
Net Investment Income	(0.37)
Net Asset Value, End of Period	$29.53
NAV total return†	19.62%
Market price, End of Period	$29.51
Investment total return††	19.52%
Net Assets, End of Period (in 000's)	$11,370
Ratio to average net assets of:
Net Investment Income	1.51	%(c)
Operating Expenses Before Waiver	0.90	%(c)
Operating Expenses Net of Waiver	0.00	%(c)(d)
Portfolio Turnover Rate	13%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized. Market Return is calculated using the inception NAV of $25.00.

††	Based on market price per share. Total return for a period of less than one year is not annualized.
(a)	The Fund commenced investment operations on February 1, 2021.

(b)	Per share data are calculated using the average shares outstanding method.

(c)	Annualized.

(d)	Under an expense waiver agreement with the Adviser, the Adviser waived expenses of $79,149 for the period ended December 31, 2021.

See accompanying notes to financial statements.

Gabelli Love Our Planet & People ETF

Notes to Financial Statements

1.  Organization. The Gabelli ETFs Trust (the Trust) was organized on July 26, 2018 as a Delaware statutory trust and Gabelli Love Our Planet & People ETF (the Fund) commenced investment operations on February 1, 2021. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund is an actively managed ETF, whose investment objective is to provide capital appreciation.

2.  Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions, and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology

Gabelli Love Our Planet & People ETF

Notes to Financial Statements (Continued)

used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of December 31, 2021 is as follows:

	Valuation Inputs
	Level 1	Level 2 Significant	Total Market Value
INVESTMENTS IN SECURITIES:	Quoted Prices	Unobservable Inputs	at 12/31/21
ASSETS (Market Value):
Common Stocks (a)	$11,155,684	—	$11,155,684
U.S. Government Obligations	—	$309,984	309,984
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$11,155,684	$309,984	$11,465,668

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

There were no Level 3 investments held at December 31, 2021.

Additional Information to Evaluate Qualitative Information

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, and the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Gabelli Love Our Planet & People ETF

Notes to Financial Statements (Continued)

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by a Fund and timing differences. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to redesignation of dividends paid and a taxable distribution in excess of net investment income. These reclassifications have no impact on the NAV of the Fund. For the period ended December 31, 2021, reclassifications were made to decrease paid-in capital by $2,626, with an offsetting adjustment to total accumulated earnings.

The tax character of distributions paid during the period ended December 31, 2021 was as follows:

Period Ended
December 31, 2021
Distributions paid from:
Ordinary income	$141,996
Total distributions paid	$141,996

Provision for Income Taxes. The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Fund’s net investment company taxable income and net capital gains on an annual basis. Therefore, no provision for federal income taxes is required.

At December 31, 2021, the components of accumulated earnings/losses on a tax basis were as follows:

Unrealized appreciation on investments	$1,393,194
Total accumulated earnings	$1,393,194

At December 31, 2021, the temporary difference between book basis and tax basis net unrealized appreciation/ depreciation on investments were primarily due to deferral of losses from wash sales for tax purposes.

The following summarizes the tax cost on investments and the net unrealized appreciation as December 31, 2021:

		Gross	Gross	Net
		Unrealized	Unrealized	Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$10,072,474	$1,720,414	$(327,220)	$1,393,194

Gabelli Love Our Planet & People ETF

Notes to Financial Statements (Continued)

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the period ended December 31, 2021, the Fund did not incur any income tax, interest, or penalties. The Fund’s federal and state tax returns will remain open and subject to examination for three years. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to these conclusions are necessary.

3.  Investment Advisory Agreement and Other Transactions. Pursuant to an Investment Advisory Agreement with the Trust, the Adviser manages the investment of the Fund's assets. Under the Investment Advisory Agreement, the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.90% of the value of its average daily net assets and the Adviser is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to the Adviser; and (v) litigation expenses and any extraordinary expenses.

The Adviser has contractually agreed to waive its investment advisory fee of 0.90% on the first $100 million in net assets for one year from the commencement of the Fund’s operations (the Fee Waiver). The Fee Waiver shall not apply to any brokerage costs, acquired Fund fees and expenses, interest, taxes, and extraordinary expenses that the Fund may incur. This agreement may be terminated only by, or with the consent of, the Fund’s Board of Trustees.

During the period ended December 31, 2021, the Adviser waived expenses in the amount of $79,149.

4.  Portfolio Securities. Purchases and sales of securities during the period ended December 31, 2021, other than short term securities and U.S. Government obligations, aggregated $4,834,613 and $1,196,618, respectively

5.  Capital Share Transactions. Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (Creation Units) at NAV, in return for securities, other instruments, and/or cash (the Basket). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statement of Changes in Net Assets. Purchasers and redeemers of Creation Units are charged a transaction fee to cover the estimated cost to the Fund of processing the purchase or redemption, including costs charged to it by the NSCC (National Securities Clearing Corporation) or DTC (Depository Trust Company), and the estimated transaction costs, e.g., brokerage commissions, bid-ask spread, and market impact trading costs, incurred in converting the Basket to or from the desired portfolio composition. The transaction fee is determined daily and will be limited to amounts approved by the Board and determined by the Adviser to be appropriate to defray the expenses that the Fund incurs in connection with the purchase or redemption. The purpose of transaction fees is to protect the Fund’s existing shareholders from the dilutive costs associated with the purchase and redemption of Creation Units. The amount of transaction fees will differ depending on the estimated trading costs for portfolio positions and Basket processing costs and other considerations. Transaction fees may include fixed amounts per creation or redemption transactions, amounts varying with the number of Creation Units purchased or redeemed, and varying amounts based on the time an order is placed. The Fund may impose higher transaction fees when cash

Gabelli Love Our Planet & People ETF

Notes to Financial Statements (Continued)

is substituted for Basket instruments. Higher transaction fees may apply to purchases and redemptions through the DTC than through the NSCC.

6. Transactions with Affiliates and Other Arrangements. During the period ended December 31, 2021, the Fund paid $4,449 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

The Adviser pays retainer and per meeting fees to Trustees not affiliated with the Adviser, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Trust.

7.  Significant Shareholder. As of December 31, 2021, the Fund’s Adviser and its affiliates beneficially owned greater than 25% of the voting securities of the Fund. This includes accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

8.  Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9.  Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Gabelli Love Our Planet & People ETF

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Gabelli ETFs Trust and Shareholders of Gabelli Love Our Planet & People ETF:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Gabelli Love Our Planet & People ETF (one of the funds constituting Gabelli ETFs Trust, referred to hereafter as the “Fund”) as of December 31, 2021, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period February 1, 2021 (commencement of operations) through December 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, and the results of its operations, changes in its net assets and the financial highlights for the period February 1, 2021 (commencement of operations) through December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

February 28, 2022

We have served as the auditor of one or more investment companies in the Gabelli/GAMCO Fund Complex since 1986.

Gabelli Love Our Planet & People ETF

Liquidity Risk Management Program (Unaudited)

In accordance with Rule 22e-4 under the 1940 Act, the Fund has established a liquidity risk management program (the LRM Program) to govern its approach to managing liquidity risk. The LRM Program is administered by the Liquidity Committee (the Committee), which is comprised of members of Gabelli Funds, LLC management. The Board has designated the Committee to administer the LRM Program.

The LRM Program’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The LRM Program also includes elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund’s liquidity and the monthly classification and re-classification of certain investments that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on May 11, 2021, the Board received a written report from the Committee regarding the design and operational effectiveness of the LRM Program. The Committee determined, and reported to the Board, that the LRM Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively since its implementation. The Committee reported that there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Committee noted that the Fund is primarily invested in highly liquid securities and, accordingly, continues to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule 22e-4. Because of that continued qualification for the exemption, the Fund has not adopted a “highly liquid investment minimum” amount. The Committee further noted that while changes to the LRM Program were made during the Review Period and reported to the Board, no material changes were made to the LRM Program as a result of the Committee’s annual review.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to the Fund’s Prospectus for more information regarding its exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Gabelli Love Our Planet & People ETF

Additional Fund Information (Unaudited)

The business and affairs of the Fund are managed under the direction of the Fund’s Board of Trustees. Information pertaining to the Trustees and officers of the Fund is set forth below. The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to Gabelli Love Our Planet & People ETF at One Corporate Center, Rye, NY 10580-1422.

Name, Position(s) Address[1] and Age	Term of Office and Length of Time Served[2]	Number of Funds in Fund Complex Overseen by Trustee[3]	Principal Occupation(s) During Past Five Years	Other Directorships Held by Trustee[4]

INTERESTED TRUSTEES[5]:

Christopher J. Marangi Trustee Age: 47	Since 2021	3	Managing Director and Co-Chief Investment Officer of the Value team of GAMCO Investors, Inc.; Portfolio Manager for Gabelli Funds, LLC and GAMCO Asset Management Inc.	—

Agnes Mullady Trustee Age: 63	Since 2021	11	Senior Vice President of GAMCO Investors, Inc. (2008-2019); Executive Vice President of Associated Capital Group, Inc. (November 2016-2019); President and Chief Operating Officer of the Fund Division of Gabelli Funds, LLC (2010- 2019); Vice President of Gabelli Funds, LLC (2006-2019); Chief Executive Officer of G.distributors, LLC (2011-2019); and an officer of all of the Gabelli/Teton Funds (2006-2019)	—

INDEPENDENT TRUSTEES[6]:
John Birch Trustee Age: 70	Since 2021	6	Partner, The Cardinal Partners Global; Chief Operating Officer of Sentinel Asset Management and Chief Financial Officer and Chief Risk Officer of Sentinel Group Funds (2005-2015)	—

Anthony S. Colavita[7] Trustee Age: 60	Since 2021	20	Attorney, Anthony S. Colavita, P.C.; Supervisor, Town of Eastchester, NY	—

Michael J. Ferrantino[7] Trustee Age: 50	Since 2021	4	Chief Executive Officer of InterEx Inc.	President, CEO, and Director of LGL Group; Director of LGL Systems Acquisition Corp. (Acquisition Corp Defense Communications)

Gabelli Love Our Planet & People ETF

Additional Fund Information (Unaudited)

Name, Position(s) Address[1] and Age	Term of Office and Length of Time Served[2]	Number of Funds in Fund Complex Overseen by Trustee[3]	Principal Occupation(s) During Past Five Years	Other Directorships Held by Trustee[4]

Leslie F. Foley[7] Trustee Age: 53	Since 2021	13	Attorney; Board of Governors of Addison Gallery of American Art at Phillips Academy; Vice President, Global Ethics & Compliance and Associate General Counsel for News Corporation (2008-2010)	—

Michael J. Melarkey Trustee Age: 72	Since 2021	21	Of Counsel in the law firm of McDonald Carano Wilson LLP; Partner in the law firm of Avansino, Melarkey, Knobel, Mulligan & McKenzie (1980-2015)	Chairman of Southwest Gas Corporation (natural gas utility)

Kuni Nakamura Trustee Age: 53	Since 2021	34	President of Advanced Polymer, Inc. (chemical manufacturing company); President of KEN Enterprises, Inc. (real estate); Trustee on Long Island University Board of Trustees	—

Salvatore J. Zizza[7] Trustee Age: 76	Since 2021	32	President, Zizza & Associates Corp. (private holding company); Chairman of Bergen Cove Realty Inc. (residential real estate)	Director and Chairman of Trans-Lux Corporation (business services); Director and Chairman of Harbor Diversified Inc. (pharmaceuticals) (2009-2018); Retired Chairman of BAM (semiconductor and aerospace manufacturing)

Gabelli Love Our Planet & People ETF

Additional Fund Information (Unaudited)

Name, Position(s) Address[1] and Age	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past Five Years

OFFICERS:
John C. Ball President Age: 45	Since 2021	Treasurer of registered investment companies within the Fund Complex since 2017; Vice President and Assistant Treasurer of AMG Funds, 2014-2017; Chief Executive Officer, G.distributors, LLC since December 2020

Bruce N. Alpert Vice President Age: 70	Since 2021	Executive Vice President and Chief Operating Officer of Gabelli Funds, LLC since 1988; Officer of registered investment companies within the Fund Complex; Senior Vice President of GAMCO Investors, Inc. since 2008; Vice President – Mutual Funds, G.research, LLC

Peter Goldstein Secretary and Vice President Age: 68	Since 2021	General Counsel, Gabelli Funds, LLC since July 2020; General Counsel and Chief Compliance Officer, Buckingham Capital Management, Inc. (2012-2020); Chief Legal Officer and Chief Compliance Officer, The Buckingham Research Group, Inc. (2012-2020)

Chandler Iorio Treasurer Age: 35	Since 2021	Vice President of GAMCO Investors, Inc. (since 2019); Assistant Treasurer for Gabelli NextShares (2016-2019); Senior Fund Administrator for Gabelli Fund Complex (2011-2016)

Richard J. Walz Chief Compliance Officer Age: 62	Since 2021	Chief Compliance Officer of registered investment companies within the Fund Complex since 2013; Chief Compliance Office for Gabelli Funds, LLC since 2015

[1]	Address: One Corporate Center, Rye, NY 10580-1422.

[2]	Each Trustee will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board or shareholders, in accordance with the Company By-Laws and Declaration of Trust. For officers, includes time served in prior officer positions with the Trust. Each officer will hold office for an indefinite term or until the date he or she resigns or retires or until his or her successor is elected and qualified.

[3]	The “Fund Complex” or the “Gabelli Fund Complex” includes all the U.S. registered investment companies that are considered part of the same Fund complex as the Fund because they have common or affiliated investment advisers.

[4]	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (the “1934 Act”), as amended, i.e. public companies, or other investment companies registered under the 1940 Act.

[5]	“Interested persons” of a Fund as defined in the 1940 Act. Mr. Christopher J. Marangi and Ms. Agnes Mullady are considered to be “interested persons” because of their affiliation with the Trust’s Adviser.

[6]	Trustees who are not considered to be “interested persons” of a Fund as defined in the 1940 Act are considered to be Independent Trustees.

[7]	Mr. Colavita’s father, Anthony J. Colavita, and Ms. Foley’s father, Frank J. Fahrenkopf, Jr., serve as directors of other funds in the Gabelli Fund Complex. Mr. Ferrantino is the President, CEO and a Director of the LGL Group, Inc. and a Director of LGL Systems Acquisition Corp., Mr. Zizza is an independent director of Gabelli International Ltd., and Mr. Birch is a director of Gabelli Merger Plus+ Trust Plc, GAMCO International SICAV, Gabelli Associates Limited, and Gabelli Associates Limited IIE, all of which may be deemed to be controlled by Mario J. Gabelli and/or affiliates and in that event would be deemed to be under common control with the Fund’s Adviser.

Gabelli Love Our Planet & People ETF

2021 TAX NOTICE TO SHAREHOLDERS (Unaudited)

During the period ended December 31, 2021, the Fund paid to shareholders ordinary income distributions totaling $0.37 per share. For the period ended December 31, 2021, 57.83% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. The Fund designates 91.66% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 0% of the ordinary income distribution as qualified interest income pursuant to the Tax Relief, Unemployment Reauthorization, and Job Creation Act of 2010.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

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GABELLI LOVE OUR PLANET & PEOPLE ETF

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Christopher J. Marangi has been primarily responsible for the day to day management of the Love Our Planet & People ETF since inception. Mr. Marangi joined GBL in 2003 and currently serves as a Managing Director and Co-Chief Investment Officer of its Value Team. Mr. Marangi is a portfolio manager of the Adviser, managing several funds within the Gabelli Fund Complex, and GAMCO, on its institutional and high net worth accounts team. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

Timothy M. Winter, CFA, has been the portfolio manager of the Love Our Planet & People ETF since inception. Mr. Winter joined Gabelli & Company in April of 2009 and covers the utility industry. He has over 20 years’ experience as an equity research analyst covering this industry, including the years 1992-2007 at AG Edwards from where he received industry recognition as a 3 time Wall Street Journal All-Star and was a senior member of the Institutional Investor (I.I.) #1 ranked Electric Utility Team for the years 2001, 2002, 2003, 2004 and 2005. He was most recently recognized in the 2017 Thomson Reuters US Analyst Awards as a “Top Stock Picker” in the gas utility industry. Mr. Winter received his BA in Economics from Rollins College and MBA in Finance from Notre Dame. Mr. Winter is also a portfolio manager of several funds in the Gabelli Fund Complex.

Melody Prenner Bryant joined GAMCO Investors, Inc. in September 2018 and has been jointly responsible for the day to day investment management of the Love Our Planet & People ETF since inception. She has almost thirty years of experience as a portfolio manager. Most recently, Ms. Prenner Bryant was a Managing Director and Chief Investment Officer for Trevor, Stewart, Burton & Jacobsen Inc., a New York based registered investment adviser, and has held senior and portfolio management positions at Neuberger Berman, LLC, John A. Levin & Co., and Kempner Asset Management. Ms. Prenner Bryant received her BA from Binghamton University. Ms. Prenner Bryant is also a portfolio manager of several funds in the Gabelli Fund Complex.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the contents of the portfolio managers’ commentary are unrestricted. Both the commentary and the financial statements, including the portfolios of investments, will be available on our website at www.gabelli.com.

GABELLI ETFS TRUST
GABELLI LOVE OUR PLANET & PEOPLE ETF

One Corporate Center
Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Christopher J. Marangi
Managing Director and Co-Chief Investment Officer, GAMCO Investors, Inc.
Portfolio Manager for Gabelli Funds, LLC
GAMCO Asset Management Inc.

John Birch
Partner,
The Cardinal Partners Global

Anthony S. Colavita
Attorney,
Anthony S. Colavita, P.C.

Michael J. Ferrantino
Chief Executive Officer of InterEx Inc.

Leslie F. Foley
Attorney

Kuni Nakamura
President,
Advanced Polymer, Inc.

Michael J.Melarkey
Of Counsel,
McDonald Carano Wilson LLP

Agnes Mullady
Former Senior Vice President,
GAMCO Investors, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President

Bruce N. Alpert
Vice President

Peter Goldstein
Secretary and Vice President

Chandler M. Iorio
Treasurer

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

The Bank of New York Mellon

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of Gabelli Love Our Planet & People ETF. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

LOPP Q4/2021

GABELLI
FUNDS

GABELLI LOVE OUR PLANET & PEOPLE ETF

Annual Report
December 31, 2021

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of directors has determined that Kuni Nakamura is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Audit Fees

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $0 in 2020 and $28,000 in 2021.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 in 2020 and $0 in 2021.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 in 2020 and $9,000 in 2021. Tax fees include amounts related to tax compliance, tax reporting and tax planning.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $8,000 in 2020 and $0 in 2021.

(e)	(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies and Procedures. The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC (“Gabelli”) that provides services to the registrant (a “Covered Services Provider”) if the independent registered public accounting firm’s engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to the other persons (other than Gabelli or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

(e)	(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) N/A

(c) 0%

(d) 0%

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $8,000 in 2020 and $0 in 2021.

(h)	The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

(a)	The registrant has a separately designated audit committee consisting of the following members: Anthony S. Colavita, Kuni Nakamura, and Salvatore J. Zizza.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli ETFs Trust

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	March 9, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	March 9, 2022

By (Signature and Title)*	/s/ Chandler Iorio
Chandler Iorio, Principal Financial Officer and Treasurer

Date	March 9, 2022

* Print the name and title of each signing officer under his or her signature.